OPERATING LEASES (Operating lease related assets and liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
OPERATING LEASES
Right-of-use assets	$ 5,258	¥ 36,607	¥ 54,275
Operating lease liabilities - current	2,395	16,672
Operating lease liabilities - non-current	4,550	31,675
Total operating lease liabilities	$ 6,945	¥ 48,347	¥ 61,636